Schedule of Investments (unaudited) January 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
HEICO Corp.	181	$30,942
Lockheed Martin Corp.	76	35,208
Northrop Grumman Corp.	11	4,928

		71,078

Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	89	8,915
Expeditors International of Washington, Inc.	504	54,508

		63,423

Banks — 0.9%
Cullen/Frost Bankers, Inc.	181	23,581
First Horizon Corp.	1,130	27,945

		51,526

Beverages — 2.5%
PepsiCo, Inc.	850	145,367

Biotechnology — 7.5%
Amgen, Inc.	373	94,145
BioMarin Pharmaceutical, Inc.(a)	226	26,069
Gilead Sciences, Inc.	1,747	146,643
Horizon Therapeutics PLC(a)	414	45,424
Incyte Corp.(a)	35	2,980
Neurocrine Biosciences, Inc.(a)	206	22,852
Regeneron Pharmaceuticals, Inc.(a)	64	48,542
Seagen, Inc.(a)	101	14,088
Vertex Pharmaceuticals, Inc.(a)	129	41,680

		442,423

Capital Markets — 2.9%
Bank of New York Mellon Corp.	928	46,929
Cboe Global Markets, Inc.	720	88,473
CME Group, Inc., Class A	194	34,272
LPL Financial Holdings, Inc.	7	1,660

		171,334

Chemicals — 1.1%
CF Industries Holdings, Inc.	82	6,945
Corteva, Inc.	123	7,927
Ecolab, Inc.	206	31,895
Linde PLC(a)	37	12,245
Sherwin-Williams Co.	15	3,549

		62,561

Commercial Services & Supplies — 4.4%
Cintas Corp.	114	50,586
Republic Services, Inc.	655	81,757
Rollins, Inc.	386	14,051
Tetra Tech, Inc.	15	2,333
Waste Connections, Inc.	164	21,796
Waste Management, Inc.	584	90,362

		260,885

Communications Equipment — 2.1%
Cisco Systems, Inc.	1,186	57,723
Juniper Networks, Inc.	1,011	32,655
Motorola Solutions, Inc.	137	35,210

		125,588

Consumer Finance — 0.2%
American Express Co.	65	11,371

Security	Shares	Value

Containers & Packaging — 0.6%
Graphic Packaging Holding Co.	1,494	$35,991

Distributors — 0.0%
Genuine Parts Co.	17	2,853

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(a)	73	22,741

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	175	3,565
Verizon Communications, Inc.	2,721	113,112

		116,677

Electric Utilities — 2.9%
Duke Energy Corp.	282	28,891
Evergy, Inc.	1,093	68,476
IDACORP, Inc.	476	50,366
PNM Resources, Inc.	29	1,435
Portland General Electric Co.	492	23,409

		172,577

Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics, Inc.(a)	197	23,146
Flex Ltd.(a)	301	7,028
Keysight Technologies, Inc.(a)	6	1,076
TD SYNNEX Corp.	144	14,710
TE Connectivity Ltd.	295	37,509

		83,469

Entertainment — 1.5%
Activision Blizzard, Inc.	723	55,360
Electronic Arts, Inc.	254	32,685

		88,045

Equity Real Estate Investment Trusts (REITs) — 1.6%
Equity Residential	638	40,609
Essex Property Trust, Inc.	45	10,173
SBA Communications Corp.	148	44,034

		94,816

Food & Staples Retailing — 2.9%
Kroger Co.	1,339	59,760
Walmart, Inc.	782	112,506

		172,266

Food Products — 4.0%
Campbell Soup Co.	284	14,748
General Mills, Inc.	505	39,572
Hershey Co.	475	106,685
J M Smucker Co.	134	20,475
Kellogg Co.	56	3,841
Mondelez International, Inc., Class A	184	12,041
Tyson Foods, Inc., Class A	635	41,751

		239,113

Gas Utilities — 0.1%
New Jersey Resources Corp.	60	2,995

Health Care Equipment & Supplies — 1.9%
Becton Dickinson and Co.	337	84,998
Medtronic PLC	294	24,605

		109,603

Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	160	27,034
Chemed Corp.	3	1,516
Cigna Corp.	185	58,584

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	770	$67,929
Elevance Health, Inc.	167	83,498
Humana, Inc.	16	8,187
UnitedHealth Group, Inc.	58	28,953

		275,701

Hotels, Restaurants & Leisure — 1.5%
Domino’s Pizza, Inc.	60	21,180
McDonald’s Corp.	259	69,257

		90,437

Household Products — 2.7%
Colgate-Palmolive Co.	1,059	78,927
Procter & Gamble Co.	571	81,299

		160,226

Insurance — 7.2%
American Financial Group, Inc.	248	35,362
Aon PLC, Class A	177	56,406
Arthur J Gallagher & Co.	59	11,547
Marsh & McLennan Cos., Inc.	662	115,790
MetLife, Inc.	27	1,972
Progressive Corp.	922	125,715
Reinsurance Group of America, Inc.	226	34,300
Travelers Cos., Inc.	59	11,276
Unum Group	816	34,297

		426,665

Interactive Media & Services(a) — 1.5%
Alphabet, Inc., Class A	287	28,367
Alphabet, Inc., Class C	577	57,625

		85,992

IT Services — 9.2%
Accenture PLC, Class A	231	64,461
Automatic Data Processing, Inc.	364	82,195
Broadridge Financial Solutions, Inc.	25	3,759
Cognizant Technology Solutions Corp., Class A	322	21,493
Gartner, Inc.(a)	173	58,498
Mastercard, Inc., Class A	185	68,561
Paychex, Inc.	654	75,772
VeriSign, Inc.(a)	252	54,949
Visa, Inc., Class A	482	110,961

		540,649

Life Sciences Tools & Services — 1.0%
Danaher Corp.	227	60,014

Machinery — 1.8%
Allison Transmission Holdings, Inc.	297	13,389
Illinois Tool Works, Inc.	26	6,137
Snap-on, Inc.	176	43,776
Xylem, Inc.	387	40,252

		103,554

Media — 1.4%
Comcast Corp., Class A	305	12,002
Fox Corp., Class A	1,945	66,013
Fox Corp., Class B	111	3,519
Sirius XM Holdings, Inc.	85	492

		82,026

Security	Shares	Value

Metals & Mining — 0.9%
Newmont Corp.	815	$43,138
Reliance Steel & Aluminum Co.	45	10,235

		53,373

Multiline Retail — 1.1%
Dollar General Corp.	277	64,707

Multi-Utilities — 4.9%
Ameren Corp.	496	43,087
Black Hills Corp.	350	25,333
CMS Energy Corp.	1,194	75,449
Consolidated Edison, Inc.	286	27,259
Dominion Energy, Inc.	257	16,355
DTE Energy Co.	653	75,990
WEC Energy Group, Inc.	293	27,539

		291,012

Oil, Gas & Consumable Fuels — 0.2%
Marathon Petroleum Corp.	83	10,667
PDC Energy, Inc.	15	1,016

		11,683

Pharmaceuticals — 5.8%
AbbVie, Inc.	110	16,253
Bristol-Myers Squibb Co.	1,572	114,206
Eli Lilly & Co.	314	108,063
Johnson & Johnson	241	39,384
Merck & Co., Inc.	246	26,423
Pfizer, Inc.	882	38,949

		343,278

Professional Services — 0.3%
Booz Allen Hamilton Holding Corp., Class A	210	19,874

Road & Rail — 0.6%
CSX Corp.	225	6,957
JB Hunt Transport Services, Inc.	30	5,672
Landstar System, Inc.	71	12,271
Union Pacific Corp.	44	8,984

		33,884

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	229	39,267
Cirrus Logic, Inc.(a)	460	41,579
Intel Corp.	776	21,930
Texas Instruments, Inc.	219	38,809

		141,585

Software — 4.8%
Adobe, Inc.(a)	104	38,515
Black Knight, Inc.(a)	204	12,360
Manhattan Associates, Inc.(a)	439	57,228
Microsoft Corp.	335	83,016
Oracle Corp.	136	12,031
Palo Alto Networks, Inc.(a)	81	12,850
Roper Technologies, Inc.	151	64,439
VMware, Inc., Class A(a)	48	5,879

		286,318

Specialty Retail — 2.3%
AutoZone, Inc.(a)	26	63,410
Home Depot, Inc.	171	55,433
Lowe’s Cos., Inc.	89	18,534

		137,377

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	190	$27,415
HP, Inc.	637	18,562

		45,977

Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.(a)	12	5,130

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.(a)	200	29,862

Total Long-Term Investments — 98.9% (Cost: $5,503,404)		5,836,026

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(b)(c)	49,922	49,922

Total Short-Term Securities — 0.8% (Cost: $49,922)		49,922

Total Investments — 99.7% (Cost: $5,553,326)		5,885,948

Other Assets Less Liabilities — 0.3%		18,129

Net Assets — 100.0%		$5,904,077

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$78,182	$—	$(28,260	)(a)	$—	$—	$49,922	49,922	$1,289		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(6	)(a)	6	—	—	—	17	(c)	—

					$6	$—	$49,922		$1,306		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Defensive Advantage U.S. Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,836,026	$—	$—	$5,836,026
Short-Term Securities
Money Market Funds	49,922	—	—	49,922

	$5,885,948	$—	$—	$5,885,948

S C H E D U L E O F I N V E S T M E N T S	4